Mutual Funds	Supplement

Nuveen U.S. Equity Funds

Nuveen Mid Cap Growth Fund (the “Fund”)

SUPPLEMENT NO. 1
dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 6
dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following changes to the Fund’s name, its non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), and certain other of the Fund’s investment policies, which are expected to go into effect on March 1, 2025:

•	The Fund’s name will be changed from “Nuveen Mid Cap Growth Fund” to “Nuveen Quant Mid Cap Growth Fund.”

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in mid-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid-capitalization growth companies.

•	The Fund’s “Principal investment strategies” section in the Summary Prospectus and Statutory Prospectus will be replaced with the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid-capitalization growth companies. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment

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adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for significant long-term capital appreciation potential. Mid-capitalization companies are those that have market capitalizations within the range of the companies in the Russell Midcap® Index on the last business day of the month in which its most recent reconstitution was completed. Growth companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed: Russell 3000 Growth Index, S&P 1500 Growth Index, MSCI World IMI Growth Index.

The Fund seeks to add incremental return over the Russell Midcap® Growth Index, its performance benchmark index, while also managing the relative risk of the Fund versus its performance benchmark index. Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques, based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities, denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus its benchmark index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

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Terrence Kontos, Bihag Patel and Casey Weston will continue to serve as portfolio managers of the Fund until the changes described above go into effect, at which time Max Kozlov, Pei Chen and Yuchang (Charles) Huang will replace Mr. Kontos, Mr. Patel and Mr. Weston. When the changes described above go into effect, the information regarding the Fund in the table in the sub-section of the Statutory Prospectus entitled “Portfolio management teams” of the section entitled “Management of the Funds” will be replaced with the following:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
Nuveen Mid Cap Growth Fund Max Kozlov, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates—2015 to Present (quantitative equity research and domestic portfolio management)	2015	1997	2025
Pei Chen
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates—2004 to Present (portfolio management of domestic small-cap portfolios)	2004	1991	2025
Yuchang (Charles) Huang, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates—2014 to Present (quantitative equity research)	2014	2010	2025

* Including tenure at affiliate or predecessor firms, as applicable.

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MGN-TCFMCG-1224P

Mutual Funds	Supplement

Nuveen U.S. Equity Funds

Nuveen Mid Cap Value Fund (the “Fund”)

SUPPLEMENT NO. 1

dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 9

dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on March 1, 2025:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in mid-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid-capitalization value companies.

MGN-TCFMCV-1224P

Mutual Funds	Supplement

Nuveen U.S. Equity Funds

Nuveen Large Cap Growth Fund (the “Fund”)

SUPPLEMENT NO. 1

dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 7

dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on March 1, 2025:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in large-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

MGN-TCFLCG-1224P

Mutual Funds	Supplement

Nuveen U.S. Equity Funds

Nuveen Large Cap Value Fund (the “Fund”)
SUPPLEMENT NO. 1
dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 8
dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on March 1, 2025:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in large-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

MGN-TCFLCV-1224P